N-CEN Certification

The undersigned, of BlackRock Advisors, LLC and BlackRock Fund Advisors (the “Advisors”), hereby certifies that pursuant to Item G.1.a.v. of Form N-CEN as such Form may be revised, amended or superseded from time to time, that the each registered open-end investment company (each, a “Registrant”), on behalf of each portfolio series of each such Registrant listed on Schedule A hereto, or if the relevant Registrant has no portfolio series, then the relevant Registrant (each such portfolio series of a Registrant (or if the Registrant has no portfolio series, then the relevant Registrant) shall be referred to herein as a “Fund”, and collectively, the “Funds”); and the Advisors have implemented procedures reasonably designed to achieve compliance with the following terms and conditions:

(i)                  That the Interfund Loan Rate will be higher than the Repo Rate, but lower than the Bank Loan Rate;

(ii)                 That each Fund’s total outstanding borrowings from all sources immediately after borrowing subject to the Funds’ InterFund Program would be greater than 10% of such Fund’s total assets, the Borrower will secure each outstanding Loan by the pledge of segregated collateral for such Loan and by transfer of such collateral into a segregated account in the name of, or pledged for the benefit of the Lender. The minimum market value of the stock and other portfolio securities of the Borrower required to be pledged as collateral to the Lender hereunder with respect to any Secured Loan shall be determined by the Lender in its discretion but, in all cases, will have a market value at least equal to 102% (or any higher percentage required under the InterFund Lending Procedures) of the outstanding principal value on the loan.

(iii)              That the Funds will be in compliance with the percentage limitations on Interfund borrowing and lending;

(iv)              That the allocation of Interfund borrowing and lending will be done in an equitable manner and in accordance with procedures established by the Board; and

(v)                 That the Interfund Loan Rate does not exceed the interest rate on any third-party borrowings (i.e., bank loans) of a borrowing Fund at the time of the Interfund Loan.

By: /s/ Charles Park

Name: Charles Park

Title: Managing Director and Chief Compliance Officer of the Advisors

Date: 1/24/2022

Schedule A

Lender/Borrower	Fund Name	Registrant
Borrower	BlackRock High Yield Bond Portfolio	BlackRock Funds V
Lender	BlackRock Systematic Multi-Strategy Fund	BlackRock Funds IV